License and supply arrangements (Tables)	9 Months Ended
Sep. 30, 2022
License And Supply Arrangements
Summary of Revenue Explanatory

The following table provides a summary of deferred revenue balances:

	September 30, 2022
	Current	Non-Current	Total
	$	$	$
Novo Amendment	3,466	—	3,466
CH License Agreement	18	1,345	1,363
NK License Agreement	—	117	117
Total	3,484	1,462	4,946

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT SEPTEMBER 30, 2022 AND FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2022 AND 2021

(amounts in thousands of US dollars, except share and per share data and as otherwise noted)
(Unaudited)

	December 31, 2021
	Current	Non-Current	Total
	$	$	$
Novo Amendment	4,791	23	4,814
CH License Agreement	24	1,334	1,358
NK License Agreement	—	136	136
Total	4,815	1,493	6,308